Document and Entity Information (DEI) Document	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	AU
Entity Registrant Name	ANGLOGOLD ASHANTI LTD,
Entity Central Index Key	0001067428
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Current Reporting Status	No
Entity Filler Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	412,769,980